Interest expense (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Summary of interest expense
Interest expense consists of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021

Cash and payment-in-kind interest on debt facilities (a)	(54)	(95)	—	(25)
Interest on SFL leases (b)	—	—	(7)	(84)
Other	(5)	(3)	—	—
Interest expense	(59)	(98)	(7)	(109)
(a) Cash and payment-in-kind interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below. Please refer to Note 20 – "Debt" for more information on these debt facilities.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021

$575 million secured bond in issue	(21)	—	—	—
Post-emergence first lien senior secured	(12)	(14)	—	—
Post-emergence second lien senior secured	(16)	(78)	—	—
Post-emergence unsecured senior convertible bond	(5)	(3)	—	—
Pre-filing senior credit facilities	—	—	—	(25)
Cash and payment-in-kind interest	(54)	(95)	—	(25)